General information	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
General information

Note 1 General information
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard (IAS) 34 Interim Financial Reporting. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2020 Annual Consolidated Financial Statements and the accompanying notes included on pages 127 to 220 in our 2020 Annual Report. Tabular information is stated in millions of Canadian dollars, except per share amounts and percentages. On May 26, 2021, the Board of Directors authorized the Condensed Financial Statements for issue.